Income tax	12 Months Ended
Dec. 31, 2022
Income Tax
Income tax

Note 10. Income tax

a)	Current tax expense

Corporate income tax and social contribution on net income were calculated in accordance with applicable law. The Group has operations in countries with different tax regimes.

Considering that Semantix is domiciled in Cayman and there is no income tax in that jurisdiction, the combined tax rate of 34% demonstrated above is the current rate applied to Semantix Tecnologia which is the operational and main company of all operating entities of the Group in Brazil.

The corporate income tax ("IRPJ") was calculated at the basic rate of 15% on taxable income plus the additional 10%, according to specific legislation, and the social contribution on profit ("CSLL") was calculated at the rate of 9% on taxable income. The tax on profit, before tax, differs from the theoretical value that would be obtained with the use of the weighted average tax rate, applicable to the profits of Brazilian companies.

b)	Reconciliation of income tax expense and social contribution

The tax on the Group's pre-tax profit differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the consolidated entities. The following is a reconciliation of income tax expense to profit (loss) for the year, calculated by applying the combined Brazilian statutory rates at 34% for the years ended December 31:

	2022	2021	2020

Loss before income tax	(338,474)	(76,115)	(20,046)

Income tax at the nominal Brazilian tax rate - 34%	115,082	25,879	6,816

Tax paid on profits of overseas subsidiaries	529	1,486	(492)
Non-deductible expenses	1,756	(1,578)	(2)
Deferred tax not recognized (b)	(147,261)	(20,433)	(6,800)
Effects from entities taxed at different taxation regimes (a)	29,488	2,445	(553)
Share-based payment	1,771	2,642	(612)
Others	7,279	(2,700)	2,255
Total adjustments	(106,438)	(18,138)	(6,204)
Effective tax rate- %	2.6%	10.2%	3.1%

Income tax as reported	8,644	7,741	612

Current income tax	(995)	(327)	(1,291)
Deferred income tax	9,639	8,068	1,903

(a) Certain eligible subsidiaries adopted the Presumed Profit Method (“PPM”) tax regime and the effect of the presumed profit of subsidiaries represents the difference between the taxation based on this method and the amount that would be due based on the statutory rate applied to the taxable profit of the subsidiaries. Additionally, some entities adopt different taxation regimes according to the applicable rules in their jurisdictions.

The tax expense was determined based on the Brazilian corporate income tax (CIT) rate considering that, currently, the main operation is in Brazil. This table reconciles the expected income tax expense, computed by applying the combined Brazilian tax rate of 34%, to the actual income tax expense.

Unrecognized deferred taxes

(b) Unrecognized deferred tax assets correspond to the tax benefit related to future utilization of net operating losses of the Group. In that case, the deferred tax asset was not recognized due to the lack of expectation of utilization of such net operating losses in the foreseeable future. The net operating loss not recognized for the Brazilian entities are in the amount of R$106,408 (December 31, 2021 - R$39,231 and December 31,2020 - R$24,560).

c)	Deferred tax assets

	Balance as of January 1, 2022	Acquired in business combinations	Recognized in profit or loss	Balance as of December 31, 2022

Bonus provision	1,752	—	1,615	3,367
Contingency	5,304	1,531	1,552	8,387
Right of use asset	1,248	—	462	1,710
Impairment of trade receivables	145	—	4,262	4,407
Stock option plan	3,249	—	1,368	4,617
Deferred tax assets	11,698	1,531	9,259	22,488

	Balance as of January 1, 2021	Recognized in profit or loss	Balance as of December 31, 2021

Bonus provision	834	918	1,752
Contingency	2,994	2,310	5,304
Right of use asset	777	471	1,248
Stock option plan	—	3,249	3,249
Impairment of trade receivables	33	112	145
Total	4,638	7,060	11,698

d)	Deferred tax liabilities

	Balance as of January 1, 2022	Acquired in business combinations	Recognized in profit or loss	Balance as of December 31, 2022

Effect of changes in foreign exchange rates	(145)	—	(10)	(155)
Net gain or loss on hedge instruments	(455)	—	(1,126)	(1,581)
Acquisition of subsidiaries	(6,429)	(2,152)	1,388	(7,193)
Total	(7,029)	(2,152)	252	(8,929)

	Balance as of January 1, 2021	Acquired in business combinations	Recognized in profit or loss	Balance as of December 31, 2021

Effect of changes in foreign exchange rates	(54)	—	(91)	(145)
Net gain or loss on hedge instruments	(455)	—	—	(455)
Acquisition of subsidiaries	(6,429)	—	—	(6,429)
Total	(6,938)	—	(91)	(7,029)